SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of Options Outstanding, Beginning	27,518	33,533	27,518
Weighted Average Exercise Price, Beginning	$ 23.69	$ 21.00	$ 23.69
Number of Options, Granted			6,015
Weighted Average Exercise Price, Granted			$ 8.75
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited		(6,015)
Weighted Average Exercise Price, Forfeited		$ 8.75
Number of Options, Expired
Weighted Average Exercise Price, Expired
Number of Options, Exercised
Number of Options Outstanding, Ending	27,518	27,518	33,533
Weighted Average Exercise Price, Ending	$ 23.69	$ 23.69	$ 21.00
Number of Options Exercisable	27,518	27,518
Weighted Average Exercise Price, Exercisable	$ 23.69	$ 23.69
Number of Options, Forfeited or expired
Weighted Average Exercise Price, Forfeited or expired
Number of Options Exercisable	27,518	27,518
Weighted Average Exercise Price, Exercisable	$ 23.69	$ 23.69